PGIM Nasdaq-100 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 103.5%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $37,380)(wb)	37,380	$37,380
Options Purchased*~ 102.8%
(cost $4,743,481)		5,014,416

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5% (cost $4,780,861)		5,051,796
Options Written*~ (3.5)%
(premiums received $253,330)		(172,229)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,527,531)		4,879,567
Liabilities in excess of other assets(z) (0.0)%		(1,744)

Net Assets 100.0%		$4,877,823

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$5.11		88		9	$4,922,808
Invesco QQQ ETF Trust	Put	12/31/25	$511.23		88		9	91,608
Total Options Purchased (cost $4,743,481)								$5,014,416
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$598.55		88		9	$(131,786)
Invesco QQQ ETF Trust	Put	12/31/25	$449.88		88		9	(40,443)
Total Options Written (premiums received $253,330)								$(172,229)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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